Investment Risks	Dec. 30, 2025
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | GeographicExposureToTheChinaRegionMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the China Region. Because the fund invests a meaningful portion of its assets in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO | Fidelity Sustainable International Equity Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesSelectInternationalSmallCapFund-PRO | Fidelity Series Select International Small Cap Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAIInternationalSMACompletionFund-PRO | Fidelity SAI International SMA Completion Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityInfrastructureFund-PRO | Fidelity Infrastructure Fund | InfrastructureIndustriesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Infrastructure Industries Concentration. The infrastructure industries can be significantly affected by general economic trends; fluctuations in energy and commodity prices; supply and demand of services or fuel; interest rate changes; financing difficulties; natural resource conservation; labor relations; legislation; taxes; government regulation and spending; geopolitical developments; import controls; worldwide competition; and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series Emerging Markets Opportunities Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | GeographicExposureToThePacificBasinMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Growth Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | SmallCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Small Cap Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesInternationalFunds-ComboPRO | Fidelity Series International Value Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund | GeographicConcentrationInCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Concentration in Canada. Because the fund concentrates its investments in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesCanadaFund-PRO | Fidelity Series Canada Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | GeographicExposureToThePacificBasinMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesOverseasFund-PRO | Fidelity Series Overseas Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | GeographicExposureToTheChinaRegionMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the China Region. Because the fund invests a meaningful portion of its assets in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable Emerging Markets Equity Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies .
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO | Fidelity Sustainable International Equity Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | GeographicExposureToTheChinaRegionMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the China Region. Because the fund invests a meaningful portion of its assets in the China region, the fund's performance is expected to be closely tied to social, political, and economic conditions within the China region and to be more volatile than the performance of more geographically diversified funds.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies .
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable Emerging Markets Equity Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | GeographicExposureToJapanMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | ManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Management Risk. The Adviser's application of the fund's strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies .
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO | Fidelity SAI Sustainable International Equity Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | ForeignAndEmergingMarketsRiskMember
Prospectus Line Items
Risk [Text Block]	Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because the fund invests a meaningful portion of its assets in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Emerging Markets Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | GeographicExposureToThePacificBasinMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to the Pacific Basin. Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | QuantitativeInvestingMember
Prospectus Line Items
Risk [Text Block]	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelitySeriesSustainableEmergingMarketsSeriesSustainableNon-USDevelopedMarketsFunds-ComboPRO | Fidelity Series Sustainable Non-U.S. Developed Markets Fund | GeographicExposureToEuropeMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | CommoditiesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Commodities Industry Concentration. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions.
FidelityGlobalCommodityStockFund-AMCIZPRO | Fidelity Global Commodity Stock Fund | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | CommoditiesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Commodities Industry Concentration. The energy, metals, and agriculture industries can be significantly affected by commodity prices and consumption, world events, import and export controls, worldwide competition, government regulations, and economic conditions.
FidelityGlobalCommodityStockFund-RetailPRO | Fidelity Global Commodity Stock Fund | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
Document Type	485BPOS